CONCENTRATION OF CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2019
CONCENTRATION OF CUSTOMERS [abstract]
Schedule of details of gross sales to top five third party customers
	2017	2018	2019

China Petroleum & Chemical Corporation*	15,488	13,329	19,126
PetroChina Company Limited*	11,957	15,841	6,964
Phillips 66	2,631	4,440	5,197
PTT Public Company Limited	N/A	853	3,029
Marathon Petroleum Corporation	N/A	2,928	2,808

*	These transactions are with other state-owned enterprises.